Subsequent Events - Additional Information (Details) - Office Facility [Member] - GERMANY - EUR (€) € in Millions		9 Months Ended
	Feb. 28, 2022	Sep. 30, 2025	Nov. 01, 2025
Disclosure of non-adjusting events after reporting period [line items]
Enforceable Lease Term	15 years
Lease commence period		November 1, 2025
Events After Reporting Period [member]
Disclosure of non-adjusting events after reporting period [line items]
Initial lease liability			€ 54.4
Right-of-use asset			€ 54.4